Retirement Plan	12 Months Ended
Dec. 31, 2021
Retirement Plan
Retirement Plan

Note 14.Retirement Plan

On April 1, 2016, the Company adopted a defined contribution 401(K) plan, which covers all eligible employees. Contributions by the Company are discretionary. The Company made no contributions to the plan for the years ended December 31, 2021 and 2020.